Subsidiary Notes Payable - Narrative - Loans (Details) - Loans - Follica - Lighthouse Capital Partners VI, L.P	Oct. 31, 2010
Subsidiary Notes Payable - Loans [Line Items]
Interest rate, interest only period	5.00%
Interest rate, repayment period	12.00%